EVENTS AFTER THE REPORTING DATE (Narrative) (Details) - EVENTS AFTER THE REPORTING DATE	12 Months Ended
	May 31, 2019 CAD ($)	May 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Initial advance drew down on facility	$ 7,000,000
Repayment third party loans		$ 2,000,000
Purchase and sale agreement | Orion NSR royalty
Disclosure of non-adjusting events after reporting period [line items]
Percentage of additional interest acquired	3.00%	3.00%
Additional interest acquired	$ 2,000,000
Amount Paid on signing of agreement	500,000
Conditional amount payable upon achievement of certain milestones	$ 1,500,000